General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2019	Mar. 27, 2018	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 30, 2015 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets			$ 29,323,338	$ 28,032,773
Equity			3,437,560	3,428,757	$ 3,423,712		$ 791,441
Balance offsetting			0	0
Derivative credit valuation adjustment			38,821	53,398	51,997
Derivative debit valuation adjustment			$ 340	$ 1,369	$ 1,247
Bank provision, profits			30.00%	30.00%
Percentage of dividend on profit		40.00%	30.00%	40.00%	30.00%
Adoption Of IFRS 16 [member]
Disclosure of detailed information about business combination [line items]
Liability for lease contract			$ 176,795
Impact of adoption of new standards			The Bank's management evaluated the impact of the adoption of this new standard through the valuation of its lease agreements, recording an asset for right-of-usefor an amount equal to the lease liability for an amount of MCh$176,795, which will generate a negative impact on the solvency indicator of 11 basis points going from 14.62% to 14.53% on January 1, 2019.
Percentage of lease valuation solvency indicator			14.62%
Expected impact of initial application of new standards [member] | Adoption Of IFRS 16 [member]
Disclosure of detailed information about business combination [line items]
Percentage of lease valuation solvency indicator	14.53%
Lifetime expected credit losses [member]
Disclosure of detailed information about business combination [line items]
Recorded allowance for lifetime expected credit losses			100.00%			100.00%
USD [member]
Disclosure of detailed information about business combination [line items]
Assets				$ 2,991,616		$ 42,208
Equity						$ 4,634
Closing foreign exchange rate			694.73	614.48	669.81	694.73
COP [member]
Disclosure of detailed information about business combination [line items]
Assets				$ 6,257,469
Closing foreign exchange rate			0.2139	0.2058	0.2231	0.2139
CLP [member]
Disclosure of detailed information about business combination [line items]
Assets			$ 29,323,338	$ 9,969,703
Equity			$ 3,219,478
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			38.14%			38.14%
Saieh Family [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			28.57%			28.57%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			33.29%			33.29%